Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Inventories recognised as expense	₩ 3,386,069	₩ 3,485,288	₩ 3,787,203
Valuation loss and reversal of valuation loss	₩ 6,205	₩ 24,294	₩ 12,920